Equity - Schedule of Shareholder List (Detail) - shares	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Number of shares	512,406,760,091	512,406,760,091	512,406,760,091	512,406,760,091
Percentage of equity holding	100.00%	100.00%
Itau Unibanco [member]
Disclosure of transactions between related parties [line items]
Number of shares	200,966,823,626	200,966,823,626
Percentage of equity holding	39.22%	39.22%
Itau Unibanco Holding S A [member]
Disclosure of transactions between related parties [line items]
Number of shares	115,039,610,411	115,039,610,411
Percentage of equity holding	22.45%	22.45%
ITB Holding Brasil Participacoes Ltda. [Member]
Disclosure of transactions between related parties [line items]
Number of shares	62,567,655,359	62,567,655,359
Percentage of equity holding	12.21%	12.21%
CGB II SpA [member]
Disclosure of transactions between related parties [line items]
Number of shares	10,908,002,836	10,908,002,836
Percentage of equity holding	2.13%	2.13%
CGB III SpA [member]
Disclosure of transactions between related parties [line items]
Number of shares	1,800,000,000	1,800,000,000
Percentage of equity holding	0.35%	0.35%
Saga II SpA [member]
Disclosure of transactions between related parties [line items]
Number of shares	7,000,000,000	7,000,000,000
Percentage of equity holding	1.37%	1.37%
Saga III SpA [member]
Disclosure of transactions between related parties [line items]
Number of shares	3,651,555,020	3,651,555,020
Percentage of equity holding	0.71%	0.71%
Saieh Family [member]
Disclosure of transactions between related parties [line items]
Number of shares	139,150,760,455	140,835,760,455
Percentage of equity holding	27.16%	27.49%
Corp Group Banking SA [member]
Disclosure of transactions between related parties [line items]
Number of shares	134,442,850,073	136,127,850,073
Percentage of equity holding	26.24%	26.57%
Compniua Inmobiliaria y de Inversiones Saga SpA [member]
Disclosure of transactions between related parties [line items]
Number of shares	4,707,910,382	4,707,910,382
Percentage of equity holding	0.92%	0.92%
International Finance Corporation [member]
Disclosure of transactions between related parties [line items]
Number of shares	17,017,909,711	17,017,909,711
Percentage of equity holding	3.32%	3.32%
Others [member]
Disclosure of transactions between related parties [line items]
Number of shares	155,271,266,299	153,586,266,299
Percentage of equity holding	30.30%	29.97%
Stock brokers [member]
Disclosure of transactions between related parties [line items]
Number of shares	80,160,839,373	80,382,817,848
Percentage of equity holding	15.64%	15.69%
ADR holders and foreign investors [member]
Disclosure of transactions between related parties [line items]
Number of shares	33,941,032,598	35,127,077,810
Percentage of equity holding	6.62%	6.86%
Local Institutional Investors [Member]
Disclosure of transactions between related parties [line items]
Number of shares	28,283,082,100	25,351,261,131
Percentage of equity holding	5.52%	4.95%
Santo Domingo Group [member]
Disclosure of transactions between related parties [line items]
Number of shares	12,886,312,228	12,725,109,510
Percentage of equity holding	2.52%	2.47%